Income Tax/Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Reconciliation of Income Tax Charged to Income
The following is a reconciliation of income tax charged to income as of December 31, 2021, as compared to the previous fiscal year:

	12.31.21	12.31.20	12.31.19
Income Before Income Tax for the Year	47,622,602	69,377,872	83,825,371
Current Tax Rate	35%	30%	30%

Income for the Year at Tax Rate	(16,667,911)	(20,813,362)	(25,147,611)
Permanent Differences at Tax Rate
- Income for Equity Instruments	(45,204)	(56,627)	—
- Untaxed Income	202,679	251,935	196,511
- Donations and Other Non-deductible Expenses	(4,941)	(48,328)	(32,645)
- Other	234,292	(4,530,586)	(125,416)
- Inflation effect	(27,709,518)	(19,060,769)	(23,249,228)
- Tax Adjustment	443,643	1,049,733	(176,309)
- Tax inflation adjustment	27,101,964	4,369,780	2,537,212
- Tax inflation adjustment deferral	—	7,684,011	11,946,153

Total Income Tax Charge for the Year	(16,444,996)	(31,154,213)	(34,051,333)

	12.31.21	12.31.20	12.31.19
Current Income Tax	(12,966,517)	(40,218,255)	(31,335,461)
Deferred Tax Charge (*)	(4,264,741)	12,490,174	4,152,811
Update of the charge tax	(832,543)	(4,438,430)	(6,774,834)
Tax Return adjustment from previous fiscal year	1,618,805	1,012,298	(93,849)

Total Income Tax Charge for the Year	(16,444,996)	(31,154,213)	(34,051,333)

Summary of Current Income Tax Liabilities

	12.31.21	12.31.20	12.31.19
Current Income Tax	(12,966,517)	(40,218,255)	(31,335,461)
Tax Advances	3,817,169	17,233,657	10,139,883

Current Income Tax Liabilities	(9,149,348)	(22,984,598)	(21,195,578)